Related party transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Related party transactions
Note 12: Related party transactions
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease previously described. We may also incur other expenses with related parties in the ordinary course of business, which are included in the consolidated financial statements.
The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Three months ended September 30,		Nine months ended September 30,		Statement of
	2023	2022	2023	2022	Income and Comprehensive Income Line Item
Royalty expense (see Note 11)	$513	$832	$1,963	$2,522	Cost of revenue
Interest expense (see Note 5)	442	431	1,323	1,356	Interest expense
Rent expense (see Note 9)	308	300	932	955	General and administrative expense
Other expense	41	59	176	173	General and administrative expense
Amounts due to our parent, DUG, are as follows (in thousands):

	At September 30,	At December 31,	Statement of Consolidated
	2023	2022	Balance Sheet Line Item
4.6% Senior Notes with related party	$37,180	$—	Current portion of borrowings with related party
4.6% Senior Notes with related party	—	39,454	Long-Term borrowing with related party
Royalties and other expenses	176	315	A/P and accrued expenses
Short-term lease liability	—	1,066	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	8,679	7,852	Other non-current labilities
Long-term lease liability	—	—	Long-term lease liabilities